Equity Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2018	Oct. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation			$ 48,700,000
Unrecognized equity-based compensation weighted average period			3 years 8 months 12 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			2,514,317
Grant date fair value			$ 45,400,000
Estimated term			4 years
Unvested			2,509,797
Forfeited			4,520
Vested			0
StepStone Group LP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized equity-based compensation weighted average period				4 years 2 months 12 days
Issuance of aggregate Profits interests percentage						5.20%
Vesting of the awards description	(i) 0% during the first three years from the date of issuance, (ii) 30.0% on the third anniversary of the date of issuance, (iii) plus 5.8% for each fiscal quarter after the third anniversary of the date of issuance (fully vested on the sixth anniversary of the date of issuance).
Non-cash compensation expense				$ 1.9	$ 1.6
Unrecognized equity-based compensation expense				8,100,000
StepStone Group LP | Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value		$ 200,000
Estimated term		2 years
Risk-free rate		1.64%
Expected volatility		30.00%
Discount on interest		10.00%
Award of profits interest		4.20%
Class A 2 Unit [Member] | StepStone Group LP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value				$ 11,400,000
Estimated term				4 years 6 months
Risk-free rate				2.50%
Expected volatility				40.00%
Discount on interest				20.00%
Class A Common Stock | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant			2,490,203
Class B2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested			2,566,566
Forfeited			24,786
Vested			0